Average Annual Total Returns - Class K - iShares Russell 2000 Small-Cap Index Fund	Apr. 30, 2021
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	13.26%
10 Years	11.20%
Class K Shares
Average Annual Return:
1 Year	20.00%
5 Years	13.33%
10 Years	11.22%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	19.49%
5 Years	12.27%
10 Years	10.08%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.03%
5 Years	10.34%
10 Years	8.85%